SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 HKD	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 HKD	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 HKD	Dec. 31, 2014 HKD	Dec. 31, 2013 HKD	Dec. 31, 2012 HKD
CNY [Member]
Schedule of Foreign Currency Transactions [Line Items]
Balance sheet items, except for equity accounts	¥ 6.2046		¥ 6.0537		¥ 6.2301
Items in statements of income and cash flows	¥ 6.1704		¥ 6.4112		¥ 6.299
HKD [Member]
Schedule of Foreign Currency Transactions [Line Items]
Balance sheet items, except for equity accounts | HKD							HKD 7.7531	HKD 7.7539	HKD 7.7507
Items in statements of income and cash flows | HKD		HKD 7.7554		HKD 7.7565		HKD 7.7591